FAIR VALUE MEASUREMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair value measurement
Derivative assets	¥ 16,433		¥ 50,231			$ 2,315
Derivative liabilities			(18,644)
Impairment of long-lived assets	94,699	$ 13,338	0		¥ 0
Impairment losses, Equity investments without readily determinable fair value	0
Derivative liabilities impairment	(94,699)	(13,338)
Unrealized gains (upward adjustments)					58,643
Gross unrealized gains					58,643
Impairment of equity investments at fair value	0		12,312		5
Prepayments and other current assets
Fair value measurement
Derivative assets	10,917		49,077			1,538
Other non-current assets
Fair value measurement
Derivative assets	5,516		1,154			777
Accrued expenses and other liabilities
Fair value measurement
Derivative liabilities			(5,452)
Other non-current liabilities
Fair value measurement
Derivative liabilities			(13,192)
Fair Value Measurement
Fair value measurement
Derivative liabilities impairment	173,292	24,408
Fair value adjustments
Fair value measurement
Derivative liabilities impairment	(78,266)	(11,023)
Significant observable inputs (Level 2) | Fair Value Measurement
Fair value measurement
Unrealized gains (upward adjustments)	0		0		58,643
Gross unrealized gains	0		0		¥ 58,643
Significant observable inputs (Level 2) | Fair value adjustments
Fair value measurement
Derivative liabilities impairment	16,433
Significant unobservable inputs (Level 3) | Fair value adjustments
Fair value measurement
Derivative liabilities impairment	156,859
Recurring fair value measurement | Fair Value Measurement
Fair value measurement
Derivative assets	16,433		(50,231)			2,315	$ (7,283)
Derivative liabilities			(18,644)				(2,703)
Recurring fair value measurement | Fair value adjustments
Fair value measurement
Derivative assets	16,433		(50,231)			2,315	(7,283)
Derivative liabilities			(3,726)				(540)
Recurring fair value measurement | Significant observable inputs (Level 2) | Fair Value Measurement
Fair value measurement
Derivative assets			(50,231)
Derivative liabilities			(18,644)
Recurring fair value measurement | Significant observable inputs (Level 2) | Fair value adjustments
Fair value measurement
Derivative assets	16,433
Non-recurring fair value measurement
Fair value measurement
Impairment of long-lived assets	(94,699)	$ (13,338)
Impairment losses, Equity investments without readily determinable fair value			(12,312)	$ (1,785)
Non-recurring fair value measurement | Fair Value Measurement
Fair value measurement
Equity investments without readily determinable fair value	156,859		156,859			22,093	22,742
Fair value			188,446				27,322
Non-recurring fair value measurement | Fair value adjustments
Fair value measurement
Property and equipment, net	(94,699)					$ (13,338)
Fair value			46,505				$ 6,743
Non-recurring fair value measurement | Significant observable inputs (Level 2) | Fair Value Measurement
Fair value measurement
Fair value			31,587
Non-recurring fair value measurement | Significant unobservable inputs (Level 3) | Fair Value Measurement
Fair value measurement
Equity investments without readily determinable fair value			156,859
Fair value			¥ 156,859
Non-recurring fair value measurement | Significant unobservable inputs (Level 3) | Fair value adjustments
Fair value measurement
Equity investments without readily determinable fair value	¥ 156,859